Property, plant and equipment (Schedule of Exploration Wells Movement and Balances) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at year-end	$ 614,047	$ 614,665	$ 567,788
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at year-end	100,470	78,614	48,036
Exploration Wells [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	25,795	11,016
Acquisitions		3,129
Write-offs	(6,814)	(7,947)
Transfers	(11,806)	(7,058)
Property, plant and equipment at year-end	$ 10,304	$ 3,129	$ 3,989